Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Long Government/Credit Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 48	0.49%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Industry selection was positive for the period with overweights to the banking and midstream sectors. Additional positive returns were driven by an overweight to the electric sector.
Security selection
| Holdings in two financial companies, as well as a semiconductor technology manufacturer contributed positively to Fund performance.
Credit
| Credit allocations to cash, as well as to bonds rated AAA, A, and a small allocation to higher-quality high-yield positions impacted credit allocation positively for the period.
Top Performance Detractors
Allocation
| An overweight allocation to the health care sector had a negative impact on Fund performance.
Security selection
| A Fund holding in a personal health company detracted from Fund performance during the period, as did an allocation to an insurance company.
Credit
| Credit allocations to bonds rated AA, BBB and an unrated security position had a negative impact on Fund performance for the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	(4.14)	(3.36)	0.94
Bloomberg U.S. Long Government/Credit Bond Index	(4.15)	(3.26)	0.99
Bloomberg U.S. Aggregate Bond Index (b)	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2016 reflects returns achieved by Columbia Management Investment Advisers, LLC pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2016 reflects returns achieved by Columbia Management Investment Advisers, LLC pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,467,204,561
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 7,472,340
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,467,204,561
Total number of portfolio holdings	188
Management services fees (represents 0.49% of Fund average net assets)	$ 7,472,340
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratin gs
assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, includin
g d
aily.
Top Holdings
U.S. Treasury 08/15/2043 4.375%	6.7%
U.S. Treasury 05/15/2047 3.000%	6.2%
U.S. Treasury 02/15/2048 3.000%	5.1%
U.S. Treasury 05/15/2052 2.875%	4.9%
U.S. Treasury 02/15/2039 3.500%	2.9%
U.S. Treasury 02/15/2036 4.500%	2.6%
U.S. Treasury 05/15/2038 4.500%	2.0%
U.S. Treasury 05/15/2041 4.375%	1.7%
U.S. Treasury 02/15/2040 0.000%	1.3%
AT&T, Inc. 12/01/2057 3.800%	1.2%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 08/15/2043 4.375%	6.7%
U.S. Treasury 05/15/2047 3.000%	6.2%
U.S. Treasury 02/15/2048 3.000%	5.1%
U.S. Treasury 05/15/2052 2.875%	4.9%
U.S. Treasury 02/15/2039 3.500%	2.9%
U.S. Treasury 02/15/2036 4.500%	2.6%
U.S. Treasury 05/15/2038 4.500%	2.0%
U.S. Treasury 05/15/2041 4.375%	1.7%
U.S. Treasury 02/15/2040 0.000%	1.3%
AT&T, Inc. 12/01/2057 3.800%	1.2%

Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Long Government/Credit Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 73	0.74%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Industry selection was positive for the period with overweights to the banking and midstream sectors. Additional positive returns were driven by an overweight to the electric sector.
Security selection
| Holdings in two financial companies, as well as a semiconductor technology manufacturer contributed positively to Fund performance.
Credit
| Credit allocations to cash, as well as to bonds rated AAA, A, and a small allocation to higher-quality high-yield positions impacted credit allocation positively for the period.
Top Performance Detractors
Allocation
| An overweight allocation to the health care sector had a negative impact on Fund performance.
Security selection
| A Fund holding in a personal health company detracted from Fund performance during the period, as did an allocation to an insurance company.
Credit
| Credit allocations to bonds rated AA, BBB and an unrated security position had a negative impact on Fund performance for the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	(4.39)	(3.58)	0.70
Bloomberg U.S. Long Government/Credit Bond Index	(4.15)	(3.26)	0.99
Bloomberg U.S. Aggregate Bond Index (b)	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2016 reflects returns achieved by Columbia Management Investment Advisers, LLC pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2016 reflects returns achieved by Columbia Management Investment Advisers, LLC pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,467,204,561
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 7,472,340
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,467,204,561
Total number of portfolio holdings	188
Management services fees (represents 0.49% of Fund average net assets)	$ 7,472,340
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including da ily.
Top Holdings
U.S. Treasury 08/15/2043 4.375%	6.7%
U.S. Treasury 05/15/2047 3.000%	6.2%
U.S. Treasury 02/15/2048 3.000%	5.1%
U.S. Treasury 05/15/2052 2.875%	4.9%
U.S. Treasury 02/15/2039 3.500%	2.9%
U.S. Treasury 02/15/2036 4.500%	2.6%
U.S. Treasury 05/15/2038 4.500%	2.0%
U.S. Treasury 05/15/2041 4.375%	1.7%
U.S. Treasury 02/15/2040 0.000%	1.3%
AT&T, Inc. 12/01/2057 3.800%	1.2%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 08/15/2043 4.375%	6.7%
U.S. Treasury 05/15/2047 3.000%	6.2%
U.S. Treasury 02/15/2048 3.000%	5.1%
U.S. Treasury 05/15/2052 2.875%	4.9%
U.S. Treasury 02/15/2039 3.500%	2.9%
U.S. Treasury 02/15/2036 4.500%	2.6%
U.S. Treasury 05/15/2038 4.500%	2.0%
U.S. Treasury 05/15/2041 4.375%	1.7%
U.S. Treasury 02/15/2040 0.000%	1.3%
AT&T, Inc. 12/01/2057 3.800%	1.2%